Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2005 Portfolio - VIP Freedom 2005 Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	9.74%
Annual Return 2014	4.30%
Annual Return 2015	(0.25%)
Annual Return 2016	5.00%
Annual Return 2017	11.06%
Annual Return 2018	(2.95%)
Annual Return 2019	13.81%
Annual Return 2020	11.25%
Annual Return 2021	4.09%
Annual Return 2022	(12.37%)